Summary of Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies [Line Items]
Percentage of interest bearing deposits	100.00%
Interest earned on the Trust's average daily balances on deposit, percentage	100.00%
Maximum [Member]
Significant Accounting Policies [Line Items]
Ongoing offering costs as percentage of month-end net assets, to be paid and expensed as incurred	0.50%